Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of inventories	(a)This caption is made up as follows:
	2023	2022
	S/(000)	S/(000)

Goods and finished products	16,488	18,903
Work in progress	173,569	186,281
Raw materials	329,598	397,096
Packages and packing	3,944	5,245
Fuel	3,899	3,642
Spare parts and supplies	251,006	260,742
Inventory in transit	12,570	13,060
	791,074	884,969
(b)	As of December 31, 2023 and 2022, the amount of the provision for inventory obsolescence amounts to S/27,525,000 and S/24,905,000, respectively. In the years 2023, 2022 and 2021, the net effect recognized in the consolidated statement of profit or loss for S/2,956,000, S/1,977,000 and S/3,348,000, respectively.